Interim Unaudited Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Vessel operating expenses - related parties	$ 11,466	$ 10,808
Time charter and voyage expenses - related parties	$ 3,719	$ 4,317